BORROWINGS - Third party borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Debt Instrument [Line Items]
Short-term borrowings	¥ 2,225,765	$ 304,928	¥ 1,110,896
Long-term borrowings	1,660,584	227,499	100,000
Total	3,886,349	532,427	1,210,896
Unsecured borrowings
Debt Instrument [Line Items]
Short-term borrowings	1,784,906	244,531	1,110,896
Long-term borrowings	1,037,400	142,123	100,000
Secured borrowings
Debt Instrument [Line Items]
Short-term borrowings	440,859	60,397	0
Long-term borrowings	¥ 623,184	$ 85,376	¥ 0